Subsequent Events (Details Narrative)				1 Months Ended		12 Months Ended
	May 07, 2026 USD ($)	Feb. 05, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	May 31, 2026 USD ($)	Apr. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 26, 2026 GBP (£)	Mar. 25, 2026 GBP (£)
Subsequent Event [Line Items]
Cash proceeds							$ 7,228,736
Proceeds from warrant exercises						$ 900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured loan	$ 195,000
Maturity date	Mar. 25, 2027
Subsequent Event [Member] | Ms. Christina Byland [Member]
Subsequent Event [Line Items]
Unsecured loan	$ 130,000								£ 1,000,000.0
Subsequent Event [Member] | Dr. Nikolaus Senn [Member]
Subsequent Event [Line Items]
Unsecured loan	$ 65,000							£ 136,000
Subsequent Event [Member] | Senior Convertible Debt [Member]
Subsequent Event [Line Items]
Principal amount		$ 2,173,913.04
Original issue discount percentage		8.00%
Cash proceeds		$ 4,000,000	$ 4,000,000.0
Interest rate percentage		7.00%
Conversion price percentage		120.00%
Redemption price percentage		110.00%
Conversion reserve percentage		300
Subsequent Event [Member] | 3i Management LLC [Member]
Subsequent Event [Line Items]
Equity line of credit		$ 30,000,000
Line of credit facility, expiration period		24 months
Forward purchase price description		97% of lowest VWAP in 3-day period after notice.
Backward purchase price description		90% of lowest daily price during 5-day look-back.
Proceeds from equity line of credit				$ 1,400,000	$ 1,400,000
Warrant exercises shares | shares			1,573,000
Proceeds from warrant exercises			$ 900,000
Warrant exercise price | $ / shares			$ 0.57
Aggregate cash proceeds			$ 5,300,000
Shares issued | shares			8,800,000
Subsequent Event [Member] | 3i Management LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Beneficial ownership limit percentage		4.99%
Subsequent Event [Member] | 3i Management LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Beneficial ownership limit percentage		9.99%